Credit quality of loans and advances to customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 450,720	£ 454,899	[1]
Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	455,457	459,417
Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,737	4,518
Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	364,880	367,010
Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,958	2,816
Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307,771	312,338
Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261,066	275,781
Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28,369	17,945
Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,962	2,466
Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	940	734
Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,319	2,374
Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,115	13,038
Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,329	1,207
Retail – UK mortgages | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	212	261
Retail – UK mortgages | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	209	150
Retail – UK mortgages | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	72
Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	24
Retail – UK mortgages | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	180	136
Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	641	564
Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,578	14,992
Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,694	3,592
Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,250	7,938
Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,722	2,578
Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	241	227
Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	369	368
Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	302	289
Retail – credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	671	666
Retail – credit cards | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	7
Retail – credit cards | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	136
Retail – credit cards | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	205	214
Retail – credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	52
Retail – credit cards | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	148	144
Retail – credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	113
Retail – loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,852	10,317
Retail – loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	658	660
Retail – loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,646	6,353
Retail – loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,586	2,381
Retail – loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	268	252
Retail – loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	452	424
Retail – loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	247
Retail – loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	622	610
Retail – loans and overdrafts | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Retail – loans and overdrafts | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	125	114
Retail – loans and overdrafts | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	149	152
Retail – loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	50
Retail – loans and overdrafts | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	170	166
Retail – loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	126
Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,184	14,573
Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,240	9,712
Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,809	3,708
Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	787	750
Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	99
Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	166	150
Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	154
Retail – UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	249	250
Retail – UK Motor Finance | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	75
Retail – UK Motor Finance | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	45
Retail – UK Motor Finance | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	15
Retail – UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	8
Retail – UK Motor Finance | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	26
Retail – UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	81
Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,495	14,790
Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,780	12,916
Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,410	1,524
Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	90
Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	98
Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	131	157
Retail – other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	87	83
Retail – other | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	13
Retail – other | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	15
Retail – other | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
Retail – other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail – other | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail – other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	52
Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	93,862	95,373
Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,084	13,606
Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33,401	32,582
Commercial Banking | Gross drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35,962	37,218
Commercial Banking | Gross drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,051	7,783
Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,044	813
Commercial Banking | Gross drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,320	3,371
Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,775	1,698
Commercial Banking | Expected credit loss allowance | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
Commercial Banking | Expected credit loss allowance | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39	40
Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	230	221
Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	230	291
Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	100	74
Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,171	1,070
Other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,285)	(2,966)
Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,285)	(2,966)
Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 1 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	377,517	380,991
Stage 1 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	778	700
Stage 1 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299,931	303,454
Stage 1 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	572	486
Stage 1 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	251,013	257,517
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	241,410	250,937
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,504	6,557
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	23
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	91
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	81
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	10
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,210	11,416
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,691	3,587
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,941	6,497
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,571	1,332
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	120
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	7
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	71	66
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	55	47
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,075	8,357
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	657	659
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,268	5,902
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,042	1,724
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	53
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	19
Stage 1 | Retail – loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	186	169
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	93	90
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79	69
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	5
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	3
Stage 1 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,836	12,174
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,488	8,969
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,835	2,778
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	512	425
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 1 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	93
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	66
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	25
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,797	13,990
Stage 1 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,501	12,588
Stage 1 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,210	1,311
Stage 1 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	86	91
Stage 1 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	13
Stage 1 | Retail – other | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	9
Stage 1 | Retail – other | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	4
Stage 1 | Retail – other | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail – other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80,877	80,509
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,032	13,573
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33,160	32,070
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,995	31,591
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,678	3,275
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	0
Stage 1 | Commercial Banking | Gross drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	214
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	37
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	128
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	47
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,291)	(2,972)
Stage 1 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,291)	(2,972)
Stage 1 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61,702	61,164
Stage 2 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,781	1,808
Stage 2 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52,037	49,671
Stage 2 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,383	1,394
Stage 2 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44,643	41,783
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,656	24,844
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18,865	11,388
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,863	2,443
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	940	734
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,319	2,374
Stage 2 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	572	552
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	180
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	189	140
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	72
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	24
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	180	136
Stage 2 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,066	3,287
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	5
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,309	1,441
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,151	1,246
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	234	227
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	369	368
Stage 2 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	414	433
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	70
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	167
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	52
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	148	144
Stage 2 | Retail – credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,535	1,713
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	378	451
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	544	657
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	188	199
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	424	405
Stage 2 | Retail – loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	308	315
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	24
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	83
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	45
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	165	163
Stage 2 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,226	2,245
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	752	743
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	974	930
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275	325
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	99
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	165	148
Stage 2 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	71	76
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	9
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	20
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	13
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	8
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	26
Stage 2 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	567	643
Stage 2 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	279	328
Stage 2 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	200	213
Stage 2 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	90
Stage 2 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
Stage 2 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Stage 2 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	18
Stage 2 | Retail – other | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	4
Stage 2 | Retail – other | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	11
Stage 2 | Retail – other | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
Stage 2 | Retail – other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – other | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail – other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,665	11,493
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	33
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	241	512
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,967	5,627
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,373	4,508
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,032	813
Stage 2 | Commercial Banking | Gross drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	398	414
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	3
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	102	93
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	194	244
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	100	74
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,889	7,640
Stage 3 | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,903	1,757
Stage 3 | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,563	4,263
Stage 3 | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	728	683
Stage 3 | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,766	3,416
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,766	3,416
Stage 3 | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	366	311
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	366	311
Stage 3 | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	302	289
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	302	289
Stage 3 | Retail – credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	113
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	113
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	247
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	247
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	126
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	126
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	154
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	154
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	81
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	81
Stage 3 | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	131	157
Stage 3 | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	131	157
Stage 3 | Retail – other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	52
Stage 3 | Retail – other | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail – other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	52
Stage 3 | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,320	3,371
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Gross drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,320	3,371
Stage 3 | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,171	1,070
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,171	1,070
Stage 3 | Other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	6
Stage 3 | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	6
Stage 3 | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 3 | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
POCI | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Total Retail | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Total Retail | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Retail – UK mortgages | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,349	9,622
POCI | Retail – UK mortgages | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK mortgages | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275	253
POCI | Retail – credit cards | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – credit cards | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – loans and overdrafts | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – UK Motor Finance | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Gross drawn exposures | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 1–3
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 4–6
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 7–9
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 11–13
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail – other | Expected credit loss allowance | RMS 14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Gross drawn exposures | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 1–5
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 6–10
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 11-14
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 15-18
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 19
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 20-23
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Gross drawn exposures
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Gross drawn exposures | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS
Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.